Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Balances and Transactions with Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	December 31, 2023	December 31, 2022
	U.S. Dollars in thousands

Trade receivable	$-	$544
Trade payables	$96	$101
Other accounts payables	$45	$85

Transactions with employed/directors that accounts as related parties
	Year Ended December 31,
	2023	2021	2020
	U.S. Dollars in thousands

Remuneration of directors not employed by the Company or on its behalf	$548	$331	$487

Number of People to whom the Salary and remuneration Refer:

Directors not employed by the Company	11	9	9

Total Directors employed and not employed by the Company	11	9	9
Transactions with key executive personnel (including non-related parties)
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Salary and Related Expenses	$3,771	$3,590	$2,791
Share-based payment	728	547	255
Total	$4,499	$4,137	$3,046
Transactions with related parties
	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands
Revenues	$2,676	$5,298	$5,356
Cost of Goods Sold	$7	$19	$51
Selling and marketing expenses	$-	$-	$-
General and administrative expenses	$223	$214	$227

Schedule of CEO Employment Terms	CEO employment terms
Year	Effective date	Company’s Board approval Month/Year	Monthly Gross salary		December 31, 2022
			NIS		USD
2020	July 1, 2019	March 2020	₪	88,000	$25,462
2021	July 1, 2021	October 2021	₪	92,400	$28,607
2022	July 1, 2022	November 2022	₪	96,000	$28,575
2023	July 1, 2023	December 2023	₪	100,000	$27,570